Segment Information	12 Months Ended
Sep. 30, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
(21) Segment Information

Operations for the Company are managed via two segments - Personal Care (wet shave, skin care, feminine care and infant care) and Household Products (battery and portable lighting products). Segment performance is evaluated based on segment operating profit, exclusive of general corporate expenses, share-based compensation costs, costs associated with most restructuring initiatives (including the 2013 restructuring project detailed below), acquisition integration or business realignment activities, and amortization of intangible assets. Financial items, such as interest income and expense, are managed on a global basis at the corporate level. The exclusion from segment results of charges such as other acquisition transaction and integration costs, and substantially all restructuring and realignment costs, reflects management's view on how it evaluates segment performance.

The Company's operating model includes a combination of stand-alone and combined business functions between the Personal Care and Household Products businesses, varying by country and region of the world. Shared functions include product warehousing and distribution, various transaction processing functions, and in some countries, a combined sales force and management. The Company applies a fully allocated cost basis, in which shared business functions are allocated between the segments. Such allocations are estimates, and also do not represent the costs of such services if performed on a stand-alone basis.

Effective October 1, 2013, the Company centralized certain corporate administrative functions across the organization as part of the 2013 restructuring project. A portion of these costs were previously reported at the segment level, but are now reported within General corporate and other expenses. Periods prior to this change have not been adjusted to conform to this current presentation.

For the twelve months ended September 30, 2014, the Company recorded $92.6 in pre-tax restructuring charges related to its 2013 restructuring project as compared to $139.3 in the prior fiscal year. Restructuring charges were reported on a separate line in the Consolidated Statements of Earnings and Comprehensive Income. In addition, pre-tax costs of $11.8 were recorded for the twelve months ended September 30, 2014, and $5.2 for the twelve months ended September 30, 2013 associated with certain information technology enablement activities related to our restructuring project and were included in SG&A on the Consolidated Statements of Earnings and Comprehensive Income. Additionally, pre-tax costs of $1.0 for the twelve months ended September 30, 2014, and $6.1 for the twelve months ended September 30, 2013 associated with obsolescence charges related to our restructuring, were included in Cost of products sold on the Consolidated Statements of Earnings and Comprehensive Income. These information technology and inventory obsolescence costs are considered part of the total project costs incurred for the restructuring project. In fiscal 2012 the Company recorded $7.3 of costs associated with consulting activities related to the 2013 restructuring project. See Note 5 of the Notes to Consolidated Financial Statements.

As announced on April 30, 2014, the Company is pursuing a plan to spin-off the Household Products business and thereby create two independent, publicly traded companies. As a result, the Company is incurring incremental costs to evaluate, plan and execute the transaction. For the twelve months ended September 30, 2014, $44.7 of pre-tax spin-off costs were recorded in SG&A on the Consolidated Statements of Earnings and Comprehensive Income. See Note 3 of the Notes to Consolidated Financial Statements.

In connection with the feminine care brands acquisition, the Company recorded a pre-tax inventory valuation adjustment of $8.0 representing the increased fair value of the inventory based on the estimated selling price of the finished goods acquired at the close date less the sum of (a) costs of disposal and (b) a reasonable profit allowance for the selling effort of the acquiring entity. For the twelve months ended September 30, 2014, the Company recorded $8.0 within Cost of products sold based upon the write-up and subsequent sale of inventory acquired in the feminine care brands acquisition. For twelve months ended September 30, 2014, the Company also recorded pre-tax acquisition/integration costs of $9.5. These amounts are not reflected in the Personal Care segment, but rather presented as a separate line item below segment profit, as it is a non-recurring item directly associated with the feminine care acquisition. Such presentation reflects management’s view on how segment results are evaluated.

In the first quarter of fiscal 2013, the Company approved and communicated changes to its U.S. pension plan, which is the most significant of the Company's pension obligations. Effective January 1, 2014, the pension benefit earned to date by active participants under the legacy Energizer U.S. pension plans was frozen and future service benefits are no longer being accrued under these retirement programs. In July 2013, the Company finalized and communicated a decision to discontinue certain post-retirement medical and life insurance benefits. The communication was provided to all eligible participants of the impacted plans and advised that the Company would discontinue all benefits associated with the impacted plans effective December 31, 2013. As a result of these actions, for the twelve months ended September 30, 2013, the Company recorded a non-cash, pre-tax curtailment gain of $107.6 as a result of this plan change. The collective gain resulting from these actions was reported on a separate line in the Consolidated Statements of Earnings and Comprehensive Income. See Note 11 of the Notes to Consolidated Financial Statements.

For the twelve months ended September 30, 2013, the Company recorded an expense of approximately $6 related to the devaluation of its net monetary assets in Venezuela as a result of accounting for the translation of this affiliate under the accounting rules governing a highly inflationary economy. The net monetary assets in Venezuela were valued using the revised official exchange rate of 6.30 Venezuelan Bolivar Fuerte to one U.S. dollar at June 30, 2013. The devaluation impact of approximately $6 was included in Other financing items, net on the Consolidated Statements of Earnings and Comprehensive Income, and was not considered in the evaluation of segment profit. However, normal operating results in Venezuela, such as sales, gross profit and segment profit, have and may further be negatively impacted by translating at less favorable exchange rates and by the impact of unfavorable economic conditions in the country. These operating results remain part of the reported segment totals. The negative segment impacts of the Venezuela devaluation and the unfavorable economic impact on operating results are discussed separately when considered relevant to understanding year-over-year comparatives. See Note 6 of the Notes to Consolidated Financial Statements.

For the twelve months ended September 30, 2012, our prior Household Products restructuring activities generated pre-tax income of $6.8, which was driven by the gain on the sale of our former battery manufacturing facility in Switzerland. This plant was closed in fiscal 2011. This gain was partially offset by $6.0 of additional restructuring costs in fiscal 2012. The net amount is included as a separate line item on the Consolidated Statements of Earnings and Comprehensive Income. See Note 5 of the Notes to Consolidated Financial Statements.

Corporate assets shown in the following table include all cash and cash equivalents, financial instruments and deferred tax assets that are managed outside of operating segments.

The following table provides segment information for the years ended or at September 30 for the periods presented:

Net Sales	2014	2013	2012
Personal Care	$2,612.2	$2,448.9	$2,479.5
Household Products	1,835.5	2,017.1	2,087.7
Total net sales	$4,447.7	$4,466.0	$4,567.2

	2014	2013	2012
Personal Care	$530.6	$475.2	$470.7
Household Products	398.2	440.6	400.2
Total segment profit	928.8	915.8	870.9
General corporate and other expenses	(147.3)	(140.2)	(151.7)
2013 restructuring (1)	(105.4)	(150.6)	(7.3)
Spin-off costs	(44.7)	—	—
Feminine care acquisition/integration costs	(9.5)	(1.3)	—
Net pension/post-retirement gains	1.1	107.6	—
Prior restructuring	—	—	6.8
Acquisition inventory valuation	(8.0)	—	—
ASR integration/transaction costs	(1.0)	(2.5)	(8.4)
Amortization of intangibles	(17.9)	(20.1)	(22.7)
Venezuela devaluation/other impacts	—	(6.3)	—
Interest and other financing items	(122.6)	(134.5)	(122.2)
Total earnings before income taxes	$473.5	$567.9	$565.4

Depreciation and Amortization
Personal Care	$81.1	$72.7	$82.0
Household Products	39.2	53.3	54.7
Total segment depreciation and amortization	120.3	126.0	136.7
Corporate	20.6	61.4	25.5
Total depreciation and amortization	$140.9	$187.4	$162.2

Total Assets
Personal Care	$1,241.6	$1,208.3
Household Products	882.1	1,033.0
Total segment assets	2,123.7	2,241.3
Corporate	1,470.3	1,164.8
Goodwill and other intangible assets, net	3,334.7	3,311.3
Total assets	$6,928.7	$6,717.4

Capital Expenditures
Personal Care	$42.6	$54.3	$58.3
Household Products	28.4	17.8	38.1
Total segment capital expenditures	71.0	72.1	96.4
Corporate	14.3	18.5	14.6
Total capital expenditures	$85.3	$90.6	$111.0

(1) Includes pre-tax costs of $11.8, $5.2 and zero for the twelve months ended September 30, 2014, 2013 and 2012, respectively, associated with certain information technology enablement activities related to our restructuring project were included in SG&A on the Consolidated Statements of Earnings and Comprehensive Income. Also, pre-tax costs of $1.0, $6.1 and zero for the twelve months ended September 30, 2014, 2013 and 2012, respectively, associated with obsolescence charges related to the exit of certain non-core product lines as part of our restructuring are included in Cost of products sold on the Consolidated Statements of Earnings and Comprehensive Income. The information technology costs and non-core inventory obsolescence charges are considered part of the total project costs incurred for our restructuring project.

Geographic segment information on a legal entity basis for the years ended September 30:

	2014	2013	2012
Net Sales to Customers
United States	$2,261.8	$2,257.5	$2,355.0
International	2,185.9	2,208.5	2,212.2
Total net sales	$4,447.7	$4,466.0	$4,567.2

Long-Lived Assets
United States	$461.0	$503.5
Canada	84.4	2.2
Germany	62.3	79.4
Singapore	82.0	86.9
Other International	174.7	165.7
Total long-lived assets excluding goodwill and intangibles	$864.4	$837.7

The Company’s international net sales are derived from customers in numerous countries, with sales to customers in Canada representing 5.3% of the Company's total net sales in fiscal 2014, 5.2% in fiscal 2013 and 5.3% in fiscal 2012, respectively. Net sales to customers in all other individual foreign countries represented less than 5% of the Company’s total net sales for each of the three years presented.

Supplemental product information is presented below for net sales for the years ended September 30:

	2014	2013	2012
Net Sales
Wet Shave	$1,591.5	$1,619.0	$1,644.2
Alkaline batteries	1,162.7	1,245.9	1,263.4
Other batteries and lighting products	672.8	771.2	824.3
Skin Care	424.5	429.0	430.2
Feminine Care	404.5	177.1	178.3
Infant Care	136.3	169.2	180.3
Other personal care products	55.4	54.6	46.5
Total net sales	$4,447.7	$4,466.0	$4,567.2